Income taxes (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 28,739	$ 9,604	$ 9,484
Income taxes at Swiss tax rate of 18.5% for 2023, 18% for 2022 and 18.5% for 2021	5,317	1,729	1,755
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	(224)	284	234
Tax effects of losses not recognized	1,584	74	124
Previously unrecognized tax losses now utilized	(401)	(217)	(179)
Non-taxable and lower taxed income	(5,730)	(335)	(278)
Non-deductible expenses and additional taxable income	1,651	429	510
Adjustments related to prior years, current tax	(87)	(41)	(40)
Adjustments related to prior years, deferred tax	(1)	13	(10)
Change in deferred tax recognition	(1,288)	(217)	(342)
Adjustments to deferred tax balances arising from changes in tax rates	26	0	(5)
Other items	25	222	231
Income tax expense / (benefit)	$ 873	$ 1,942	$ 1,998
Applicable tax rate	18.50%	18.00%	18.50%
of which: Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 32,300	$ 4,425	$ 3,334
Increase / (decrease) resulting from:
Income tax expense / (benefit)	1,035	715	714
of which: Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	(3,561)	5,178	6,150
Increase / (decrease) resulting from:
Income tax expense / (benefit)	$ (162)	$ 1,227	$ 1,284